Overview of Consolidation Scope - Schedule of details of consolidated entities (Details)	12 Months Ended
Dec. 31, 2025
the Netherlands | argenx SE
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%
the Netherlands | argenx Netherlands Services B.V.
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%
the Netherlands | Broteio Pharma B.V.
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%
Belgium | argenx B.V.
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%
Belgium | argenx Benelux B.V.
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%
USA | argenx US, Inc.
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%
Australia | argenx Australia Pty. Ltd.
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%
Austria | argenx Austria Services GmbH
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%
Brazil | argenx Brasil Produtos Farmacêuticos Ltda
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%
Canada | argenx Canada Inc.
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%
France | argenx France SAS
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%
Germany | argenx Germany GmbH
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%
Italy | argenx Italy S.r.l.
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%
Japan | argenx Japan KK.
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%
Spain | argenx Spain S.L.
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%
Portugal | argenx Spain S.L. - Sucursal em Portugal
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%
Germany | argenx UK Ltd.
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%
Australia | argenx Switzerland, S.A.
Overview of consolidation scope
Proportion of ownership interest in subsidiary (as percent)	100.00%